Annual Total Returns - Class A	Nov. 30, 2023
Delaware Emerging Markets Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	(8.48%)
2015	(13.93%)
2016	17.62%
2017	41.62%
2018	(17.31%)
2019	24.05%
2020	25.54%
2021	(2.31%)
2022	(28.85%)
2023	17.34%
Delaware International Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	(8.82%)
2015	0.51%
2016	4.74%
2017	22.39%
2018	(17.92%)
2019	18.98%
2020	6.60%
2021	6.52%
2022	(17.26%)
2023	13.30%